Accounts Payable - Schedule of Composition of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Accounts Payable [Abstract]
Trade payables	$ 196	$ 1
Accrued expenses	492	205
Deferred revenues	18
Employees and related	53
Other payables	31
Total accounts payable	$ 790	$ 206